Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
OPERATING ACTIVITIES
Net earnings (loss)	$ (15,583,446)	$ 2,102,437
Non-cash items:
Depreciation and amortization	4,913,657	1,983,254
Share-based compensation	1,413,843	3,794,558
Accretion and revaluation expense on balance of purchase price payable related to the acquisition of the dealership rights	0	56,336
Change in fair value of share warrant obligations	(5,744,896)	(21,456,170)
Unrealized foreign exchange loss (gain)	616,474	(207,744)
Net change in non-cash working capital items	(23,216,385)	(20,745,672)
Cash flows used in operating activities	(37,600,753)	(34,473,001)
INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(27,584,447)	(35,794,350)
Addition to intangible assets	(21,709,070)	(14,782,510)
Proceeds from Mirabel battery building sale-leaseback	20,506,589	0
Cash flows used in investing activities	(28,786,928)	(50,576,860)
FINANCING ACTIVITIES
Increase in long-term debt and other debts	26,166,466	0
Repayment of long-term debt and other debts	(22,489,772)	(303,778)
Payment of lease liabilities	(1,361,347)	(1,216,817)
Proceeds from issuance of shares through "at-the-market" equity program, net of issuance costs	4,625,234	0
Proceeds from the issuance of units through the December 2022 Offering - Warrants	2,907,226	0
Proceeds from the issuance of units through the December 2022 Offering - Common Shares, net of issuance costs	4,175,836	0
Cash flows from (used in) financing activities	14,023,643	(1,520,595)
Effect of exchange rate changes on cash held in foreign currency	69,535	328,066
Net decrease in cash	(52,294,503)	(86,242,390)
Cash, beginning of year	88,266,985	241,702,030
Cash, end of period	35,972,482	155,459,640
Other information on cash flows related to operating activities:
Income taxes paid	0	0
Interest paid	1,741,339	349,986
Interest paid under lease liabilities	$ 998,903	$ 772,087